Leases - Additional Information (Detail) $ in Millions	3 Months Ended
Dec. 31, 2019 USD ($)
Leases [Line Items]
Lessee operating lease Option to Extend	Some of which include options to extend the leases for up to 10 years
Lessee operating lease terminate	Some of which include options to terminate the leases within 1 year
Aggregate lease liability	$ 142
Minimum
Leases [Line Items]
Lessee operating lease term	1 year
Maximum
Leases [Line Items]
Lessee operating lease term	12 years